LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating leases
Operating lease right-of-use assets	$ 45.0	$ 18.7
Operating lease liabilities - current (Note 4)	$ 13.3	$ 9.7
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Operating lease liabilities - non-current	$ 30.3	$ 9.7
Total operating lease liabilities	$ 43.6	$ 19.4